Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Movements in Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2010	$104,881	$5,253	$5,260	$278	$115,672
Goodwill arising from acquisitions during the year	6,490	5,535	—	—	12,025
Foreign currency translation adjustments	498	376	244	25	1,143

Balance as of December 31, 2011	$111,869	$11,164	$5,504	$303	$128,840
Goodwill arising from acquisitions during the year	—	640	—	32,343	32,983
Foreign currency translation adjustments	206	165	81	741	1,193

Balance as of December 31, 2012	$112,075	$11,969	$5,585	$33,387	$163,016